CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues
Net revenues	¥ 450,259	$ 69,006	¥ 2,280,987	¥ 2,240,149
Cost of revenues	(237,065)	(36,332)	(1,200,012)	(1,065,022)
Gross profit	213,194	32,674	1,080,975	1,175,127
Operating expenses
Research and product development	(100,514)	(15,404)	(303,561)	(315,222)
Sales and marketing	(371,984)	(57,009)	(923,273)	(778,126)
General and administrative	(1,109,340)	(170,014)	(749,404)	(487,372)
Other operating income	27,849	4,268	24,419	56,599
Total operating expenses	(1,553,989)	(238,159)	(1,951,819)	(1,524,121)
Loss from operations	(1,340,795)	(205,485)	(870,844)	(348,994)
Other income/(expenses)
Interest and investment income, net	3,526	540	156,862	152,929
Interest expense	(32,266)	(4,945)	(34,052)	(7,918)
Foreign exchange (losses)/gains, net	18,720	2,869	(1,131)	(11,729)
Other income/(loss), net	(253)	(39)	18,509	16,494
Loss before income tax expense	(1,351,068)	(207,060)	(730,656)	(199,218)
Income tax expense/(benefit)	6,641	1,018	(949)	(153)
Equity in income of affiliates	797	122	2,223
Net loss	(1,343,630)	(205,920)	(729,382)	(199,371)
Net loss attributable to noncontrolling interests	(35,674)	(5,467)	(35,797)	(14,037)
Net income attributable to redeemable noncontrolling interests	0	0	980	178
Net loss attributable to Tuniu Corporation	(1,307,956)	(200,453)	(694,565)	(185,512)
Accretion on redeemable noncontrolling interests			(4,634)	(2,422)
Net loss attributable to ordinary shareholders	(1,307,956)	(200,453)	(699,199)	(187,934)
Net loss	(1,343,630)	(205,920)	(729,382)	(199,371)
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of nil tax	(18,772)	(2,877)	9,705	11,693
Comprehensive loss	(1,362,402)	(208,797)	(719,677)	(187,678)
Comprehensive loss attributable to noncontrolling interests	(35,674)	(5,467)	(35,797)	(14,037)
Comprehensive income attributable to redeemable noncontrolling interests			980	178
Comprehensive loss attributable to Tuniu Corporation	¥ (1,326,728)	$ (203,330)	¥ (684,860)	¥ (173,819)
Loss per share
Basic and diluted | (per share)	¥ (3.53)	$ (0.54)	¥ (1.89)	¥ (0.50)
Weighted average number of ordinary shares used in computing basic and diluted loss per share | shares	370,240,040	370,240,040	369,472,880	377,744,381
Package Tours Services [Member]
Revenues
Total revenues	¥ 302,359	$ 46,339	¥ 1,886,822	¥ 1,830,630
Net revenues	1,599		166,186	241,181
Others [Member]
Revenues
Total revenues	¥ 147,900	$ 22,667	¥ 394,165	¥ 409,519